Reverse Stock Split	6 Months Ended	12 Months Ended
	Feb. 28, 2017	Aug. 31, 2016
Reverse Stock Split
Reverse Stock Split

NOTE 10 – REVERSE STOCK SPLIT

On January 20, 2016, the Company effected a 1-for-200 reverse stock split of its outstanding common stock, par value $0.001 per share (the “Reverse Stock Split”). As a result of the Reverse Stock Split, each two hundred shares of the Company’s Common Stock issued and outstanding immediately prior to the Reverse Stock Split were automatically combined into and became one share of common stock. No fractional shares were issued as a result of the Reverse Stock Split and any stockholder who otherwise would have been entitled to receive fractional shares received an additional share. Also, as a result of the Reverse Stock Split, the per share exercise price of, and the number of shares of common stock underlying our warrants outstanding immediately prior to the Reverse Stock Split were automatically proportionally adjusted based on the 1-for-200 split ratio in accordance with the terms of such warrants. Share and per-share amounts of the Company’s common stock and warrants included herein have been adjusted to give effect to the Reverse Stock Split. The Reverse Stock Split did not alter the par value of the Common Stock, $0.001 per share, or modify any voting rights or other terms of the common stock.

NOTE 10 – REVERSE STOCK SPLIT

On January 20, 2016, the Company effected a 1-for-200 reverse stock split of its outstanding common stock, par value $0.001 per share (the “Reverse Stock Split”). As a result of the Reverse Stock Split, each two hundred shares of the Company’s Common Stock issued and outstanding immediately prior to the Reverse Stock Split were automatically combined into and became one share of common stock. No fractional shares were issued as a result of the Reverse Stock Split and any stockholder who otherwise would have been entitled to receive fractional shares and received an additional share. Also, as a result of the Reverse Stock Split, the per share exercise price of, and the number of shares of common stock underlying our warrants outstanding immediately prior to the Reverse Stock Split were automatically proportionally adjusted based on the 1-for-200 split ratio in accordance with the terms of such warrants. Share and per-share amounts of the Company’s commons stock and warrants included herein have been adjusted to give effect to the Reverse Stock Split. The Reverse Stock Split did not alter the par value of the Common Stock, $0.001 per share, or modify any voting rights or other terms of the common stock.